Financial Risk And Capital Management - Additional Information (Detail) € in Thousands		12 Months Ended
	Mar. 25, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Financial Risk And Capital Management [Line Items]
Increase in share capital		€ 160,557	€ 250,909
Fluctuation of operational foreign exchange rates		(578)	(501)	€ 18
Preferred A Investor [Member]
Financial Risk And Capital Management [Line Items]
Increase in share capital		€ 160,500	€ 250,909
CIIG [Member] | Nonadjusting Events Reporting After Date [Member]
Financial Risk And Capital Management [Line Items]
Increase in capital through merger | $	$ 611,734,000